Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Status of the defined benefit pension plans and other retirement benefits plans
The status of the defined benefit pension plans and other retirement benefit plans, in aggregate, is as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2022	2021	2022	2021
Accrued benefit obligations
Benefit obligations - opening	$1,355	$1,443	$23	$28
Norbord Acquisition (note 3)	—	165	—	1
Service cost	59	68	—	—
Finance cost on obligation	41	43	1	1
Benefits paid	(56)	(54)	(1)	(1)
Actuarial (gain) loss due to change in financial assumptions	(408)	(101)	(4)	(2)
Actuarial (gain) loss due to demography/experience	3	(2)	—	(4)
Settlement	(82)	(215)	—	—
Foreign exchange[1]	(74)	8	(1)	—
Benefit obligations - ending	$838	$1,355	$18	$23
Plan assets
Plan assets - opening	$1,239	$1,181	$—	$—
Norbord Acquisition (note 3)	—	155	—	—
Finance income on plan assets	36	36	—	—
Actual return on plan assets, net of finance income	(174)	96	—	—
Employer contributions	39	46	1	1
Benefits paid	(56)	(54)	(1)	(1)
Settlement	(87)	(227)	—	—
Other	(2)	(3)	—	—
Foreign exchange[1]	(68)	9	—	—
Plan assets - ending	$927	$1,239	$—	$—

Funded status[2]
Retirement assets	$148	$29	$—	$—
Impact of asset ceiling adjustments[3]	(16)	(2)	—	—
Retirement assets (note 9)	$132	$27	$—	$—
Retirement liabilities (note 11)	(59)	(145)	(18)	(23)
	$73	$(118)	$(18)	$(23)
1.Foreign currency translation relates to the foreign exchange impact of translating assets and liabilities of certain plans to U.S. dollars.
2.Plans in a surplus position are presented as assets and plans in a deficit position are presented as liabilities on the consolidated balance sheets. Other retirement benefit plans continue to be unfunded.
3.Certain of our plans have a surplus that is not recognized on the basis that future economic benefits may not be available to us in the form of a reduction in future contributions or a cash refund.
Defined benefit plans expense

	Defined benefit pension plans		Other retirement benefit plans
	2022	2021	2022	2021
Expense
Service cost	$59	$68	$—	$—
Administration fees	3	2	—	—
Settlement	5	12	—	—
Net finance expense	4	7	1	1
	$71	$89	$1	$1

Projected future benefit payments	The projected future benefit payments for the defined benefit pension plans at December 31, 2022 are as follows:

	2023	2024	2025 to 2027	Thereafter	Total
Defined benefit pension plans	$37	$33	$111	$1,878	$2,059

Actuarial assumptions
The significant actuarial assumptions used to determine our balance sheet date retirement assets and liabilities and our retirement benefit plan expenses are as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2022	2021	2022	2021
Benefit obligations:
Discount rate	5.17%	3.03%	5.10%	3.08%
Future compensation rate increase	3.53%	3.60%	n/a	n/a
Benefit expense:
Discount rate - beginning of year	3.03%	2.69%	3.08%	2.70%
Future compensation rate increase	3.60%	3.65%	n/a	n/a

Impact of change in assumptions on post-retirement obligations	The impact of a change in these assumptions on our retirement obligations as at December 31, 2022 is as follows:

	Increase	Decrease
Discount rate - 0.50% change	$(72)	$72
Compensation rate - 0.50% change	$19	$(19)

Assets allocations	The weighted average asset allocations of the defined benefit plans at December 31, by asset category, are as follows:

	Target range	2022	2021
Canadian equities	2% - 30%	26%	16%
Foreign equities	15% - 57%	30%	39%
Fixed income investments	20% - 55%	30%	33%
Other investments	0% - 34%	14%	12%
		100%	100%